Commitments and Contingencies (Details) - Learn CW Investment Corporation	6 Months Ended	12 Months Ended
	Jun. 30, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) Demand $ / shares
Registration And Shareholder Rights [Abstract]
Number of demands eligible security holder can make | Demand		3
Underwriting Agreement [Abstract]
Deferred underwriting fee per unit (in dollars per share) | $ / shares	$ 0.35	$ 0.35
Deferred underwriting fees	$ 7,780,500	$ 7,780,500
Discretionary deferred fee	$ 2,000,000	$ 2,000,000